Income Taxes (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Income before income taxes	¥ 47,713	¥ 20,622	¥ 179,774
Income taxes
Current	98,228	7,209	30,809
Deferred	(188,706)	(101,636)
Total	¥ (90,478)	¥ (94,427)	¥ 30,809
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory tax rate	30.60%	34.60%	30.60%
Change in valuation allowance	97.50%	1709.30%	(32.70%)
Nondeductible expenses	6.10%	18.80%
Inhabitant tax-per capita*	22.00%	35.00%
Difference in tax rate of subsidiary of the Company	13.80%
Use of operating loss carryforwards	(358.20%)	(1807.50%)
Change in statutory tax rate	0.10%	(448.10%)
Other-net	(1.50%)	0.00%	19.20%
Effective income tax rate	(189.60%)	(457.90%)	17.10%